SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25


                                               Commission File Number: 000-20317


      (Check One): |X|  Form 10-KSB   |_|  Form 11-K   |_|  Form 20-F
                   |_|  Form 10-QSB   |_|  Form N-SAR

      For Period Ended: October 31, 2006
                        ----------------

|_| Transition Report on Form 10-K |_| Transition Report on Form 10-Q |_| Transition Report on Form 20-F |_| Transition Report on Form N-SAR |_| Transition Report on Form 11-K

                  For the Transition Period Ended:____________


  Read attached instruction sheet before preparing form. Please print or type.


      Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

      If the notification related to a portion of the filing check above, identify the item(s) to which the notification relates:



                                     PART I

                             REGISTRANT INFORMATION

Full name of registrant PSI Corporation
                        ---------------


Former name if applicable

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Address of principal executive office (Street and number)

                      7222 Commerce Center Drive, Suite 240
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City, state and zip code Colorado Springs, CO  80919
                         ---------------------------

Part II

      If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed: (Check appropriate box.)

      |X| (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

      |X| (b) The subject annual report on Form 10-KSB will be filed on or before the fifteenth calendar day following the prescribed due date;

      |_| (c) The accountant's statement or other exhibit required by Rule 12b- 25(c) has been attached if applicable.


Part III

      State below in reasonable detail the reasons why Form 10-KSB could not be filed within the prescribed period.

            We are unable to file our Annual Report on Form 10-KSB within the prescribed time period without unreasonable effort or expense due to the recent changes in management of our company (as previously reported in our Current Report on Form 8-K, dated December 15, 2006, as filed with the Securities and Exchange Commission on January 24, 2007). As a result of the management changes, new management requires additional time to review the financial statements and other disclosures to be included in our Annual Report which, consequently, required the filing of this Form 12b-25 to obtain an extension of the filing date.


Part IV

      (1) Name and telephone number of person to contact in regard to this notification.

              Ed Normandin                      (212) 421-4100


      (2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding twelve months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify such reports.

                  Yes |X|                 No |_|

      (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                  Yes |_|                 No |X|

      PSI Corporation has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.



Date: January 30, 2007              By: /s/ David Foni
                                        ------------------------------------
                                    Name:   David Foni
                                    Title:  Chief Executive Officer